REGULATORY FRAMEWORK, General Framework for Non-Regulated Segments (Details) $ in Thousands				12 Months Ended
	Oct. 03, 2023	Dec. 01, 2011 $ / m³	Nov. 30, 2011 $ / m³	Dec. 31, 2024 ARS ($) $ / bbl $ / m³	Dec. 31, 2024 USD ($)	Dec. 31, 2023 ARS ($)	Dec. 23, 2019	Sep. 03, 2018 USD ($)
Domestic market [Abstract]
Subsidies receivable from government				$ 10,881,706		$ 10,182,355
Foreign market [Abstract]
Capped amount of each dollar of the tax base or the official FOB price								$ 4
Rate applicable to hydrocarbons							8.00%
Barrel price, condition one | $ / bbl				45
Barrel price, condition two | $ / bbl				60
Tax rate for barrel price below US$45				0.00%
Tax rate for barrel price equal or higher than US$60				8.00%
Percentage of value of exports in foreign currency	75.00%			80.00%
Percentage of value of exports in pesos	25.00%			20.00%
Tariff charge paid (per cubic meter) | $ / m³				0.0492
Tariff charge (per cubic meter) | $ / m³		0.405	0.0492
ENARGAS [Member]
Domestic market [Abstract]
Regulatory price increase percentage				75.00%
LPG domestic price per ton					$ 420,000
Bottom of Range [Member]
Foreign market [Abstract]
Applicable tax rate on export of oil and gas products				0.00%
Top of Range [Member]
Foreign market [Abstract]
Applicable tax rate on export of oil and gas products				8.00%
Propane [Member]
Foreign market [Abstract]
Export duty percentage								12.00%
Butane [Member]
Foreign market [Abstract]
Export duty percentage								12.00%
Natural Gasoline [Member]
Foreign market [Abstract]
Export duty percentage								12.00%